UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Pennsylvania Municipal Money Market Fund
Statement of Investments
December 31, 2004 (Unaudited)
	Principal
Tax Exempt Investments--100.3%	Amount ($)		Value ($)

Pennsylvania--100.1%

Athens Area School District, GO Notes
2%, 4/15/2005 (Insured; FSA)	175,000		175,000
Berks County Industrial Development Authority, Industrial
Revenue, VRDN (Beacon Container Corp. Project) 2.14%
(LOC; Wachovia Bank)	920,000	a	920,000
County of Chester, Revenue, VRDN 2.09% (LOC; PNC Bank)	1,600,000	a	1,600,000
Chester County Industrial Development Authority
Student Housing Revenue, VRDN
(University Student Housing LLC Project) 2.02%
(LOC; Citizens Bank of Pennsylvania)	4,000,000	a	4,000,000
Delaware County Authority, Healthcare Facilities Revenue
(Catholic Health East) 5.25%, 11/15/2005 (Insured; AMBAC)	500,000		513,228
Delaware County Industrial Development Authority
Industrial Revenue, VRDN (Astra Foods Inc. Project)
2.14% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
East Hempfield Township Industrial Development Authority
Healthcare Facilities Revenue, VRDN
(The Mennonite Home Project) 2.10%
(LOC; M&T Bank)	2,300,000	a	2,300,000
Fayette County Hospital Authority, Senior Health and Housing
Facilities Revenue, Refunding, VRDN
(Mount Macrina Manor Project) 2%
(LOC; National City Bank)	4,140,000	a	4,140,000
Franklin County Industrial Development Authority, Revenue
VRDN (Loudon Industries Inc. Project) 2.19%
(LOC; M&T Bank)	1,300,000	a	1,300,000
Geisinger Authority, Health Care Facilities Revenue, Refunding
VRDN (Geisinger Health System Foundation) 2.20%
(Liquidity Facility; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Hempfield Area School District, GO Notes, Refunding
3.80%, 3/15/2005 (Insured; FSA)	100,000		100,523
Lancaster County Hospital Authority
Healthcare Facilities Revenue, VRDN:
(Health Center-Willow Valley Lakes) 2.09%
(Insured; MBIA and Liquidity Facility; PNC Bank)	2,210,000	a	2,210,000
(Lancaster General Hospital Project) 2.14%
(LOC; Fulton Bank)	7,400,000	a	7,400,000
Lancaster Industrial Development Authority, Industrial Revenue
VRDN (Snavely's Mill Project) 2.19% (LOC; Fulton Bank)	3,650,000	a	3,650,000
Lehigh County Industrial Development Authority
Industrial Revenue, VRDN (Prior Coated Metals Inc.) 2.24%
(LOC; Wachovia Bank)	830,000	a	830,000
Municipality of Monroeville
GO Notes 1.25%, 6/1/2005 (Insured; MBIA)	200,000		199,382
Montgomery County Industrial Development Authority
Industrial Revenue, VRDN (Recigno Laboratories Inc.) 2.14%
(LOC; Wachovia Bank)	1,000,000	a	1,000,000

Montgomery Township Municipal Sewer Authority
Sewer Revenue 2%, 5/15/2005 (Insured; AMBAC)	325,000		325,000
Neshaminy School District, GO Notes 2%, 4/15/2004
(Insured; MBIA)	960,000		962,163
North Hampton County Industrial Development Authority
IDR, VRDN:
(Reale Associates Project)
2.14% (LOC; Wachovia Bank)	1,995,000	a	1,995,000
(S & L Plastics Project)
2.14% (LOC; Bank of America)	2,750,000	a	2,750,000
Commonwealth of Pennsylvania, GO Notes:
5%, 1/15/2005	700,000		701,263
5%, 3/1/2005	900,000		905,334
5%, 7/1/2005	100,000		101,452
5%, 11/15/2005 (Insured; AMBAC)	475,000		487,230
Refunding 5%, 10/1/2005	485,000		495,362
Pennsylvania Economic Development Financing Authority:
Exempt Facilities Revenue, VRDN
(York Water Company Project) 2.08%
(Insured; XL Capital Assurance and
Liquidity Facility; PNC Bank)	3,500,000	a	3,500,000
SWDR, VRDN (Waste Management Inc.) 2.06%
(Liquidity Facility: Lloyds TSB Bank and Merril Lynch)	4,495,000	a	4,495,000
Pennsylvania Higher Educational Facilities Authority
HR, VRDN 2.05% (Liquidity Facility: Lloyds TSB Bank
and Merril Lynch)	2,000,000	a	2,000,000
Pennsylvania Intergovernmental Cooperative Authority
Special Tax Revenue Philadelphia Funding Program:
6.75%, 6/15/2005	1,000,000	b	1,022,231
Refunding 6%, 6/15/2005 (Insured; FGIC)	1,675,000		1,706,594
City of Philadelphia:
GO Notes 4.10%, 3/15/2005 (Insured; FSA)	100,000		100,535
Water and Waste Water Revenue:
5.25%. 8/1/2005 (Insured; AMBAC)	380,000		387,089
6.75%, 8/1/2005 (Insured; MBIA)	1,000,000		1,027,560
Philadelphia Authority for Industrial Development, IDR, VRDN
(Fox Chase Cancer Center Project) 2.19%
(LOC; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Philadelphia Municipal Authority, LR, Refunding
4%, 5/15/2005 (Insured; FSA)	1,000,000		1,009,440
Philadelphia School District, GO Notes, Refunding:
5.25%, 3/1/2005 (Insured; MBIA)	100,000		100,655
5%, 10/1/2005 (Insured; MBIA)	1,115,000		1,139,263
Scranton-Lackawanna Health and Welfare Authority
Healthcare Facilities Revenue, Refunding
(Mercy Health System) 5.25%, 1/1/2005 (Insured; MBIA)	1,000,000		1,000,175
Southeastern Pennsylvania Transportation Authority
Special Revenue 6.50%, 3/1/2005 (Insured; FGIC)	100,000		100,857
Telford Industrial Development Authority, Revenue
VRDN (Ridgetop Project) 2.14% (LOC; Bank of America)	4,465,000	a	4,465,000
Temple University of the Commonwealth System of Higher
Education, College and University Revenue 2.25%, 5/2/2005	3,100,000		3,107,623
Venango County Industrial Development Authority, RRR, CP
1.78%, 4/8/2005 (LOC; Dexia Credit Locale)	1,000,000		1,000,000

Wilkinsburg Joint Water Authority, Water Revenue, Refunding
4.25% 3/15/2005 (Insured; FSA)		1,020,000	1,026,386
York Redevelopment Authority, Revenue, VRDN
2.09% (LOC; M&T Bank)		3,590,000	a 3,590,000

U.S. Related--.2%

Puerto Rico Electric Power Authority, Power Revenue, Refunding
6.50%, 7/1/2005 (Insured; MBIA)		150,000	153,285

Total Investments (cost $75,992,532)		100.3%	75,992,630

Liabilities, Less Cash and Receivables		(0.3%)	(230,219)

Net Assets		100.0%	75,762,411

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation LOC		Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranty Insurance Company	MBIA	Municipal Bond Investors Assurance
FSA	Financial Security Assurance		Insurance Corporation
GO	General Obligation	RRR	Resources Recovery Revenue
HR	Hospital Revenue	SWDR	Solid Waste Disposal Revenue
IDR	Industrial Development Revenue	VRDN	Variable Rate Demand Note

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or Standard & Poor's	Value (%) *

F1+, F1		VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	61.7
AAA, AA, A c		Aaa, Aa, A c	AAA, AA, A c	21.0
Not Rated d		Not Rated d	Not Rated d	17.3

				100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate - subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the portfolio may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)